S000046193 [Member] Expense Example - FlexShares Disciplined Duration MBS Index Fund - FlexShares Disciplined Duration MBS Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	$ 267